LEASES - Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
LEASES
Operating lease right-of-use assets		¥ 109,318	¥ 114,260		$ 15,632
Current portion of operating lease liabilities		36,764	16,103
Long-term operating lease liabilities		¥ 85,555	¥ 98,370		$ 12,234
Weighted average remaining lease term		3 years 6 months 21 days			3 years 6 months 21 days
Weighted average discount rate		3.30%	2.70%		3.30%
Lease expenses		¥ 27,322	¥ 39,517	¥ 37,878
Cash payments for operating lease liabilities		19,494	35,900
Right-of-use assets obtained in exchange for operating lease liabilities		48,262	0
Total lease payment		128,269	122,585
Less: imputed interest		(5,950)	(8,112)
Present value of minimum operating lease payments		¥ 122,319	¥ 114,473
Loss on partial termination of the lease contract	¥ 1,743
Non-cash decrease in lease liabilities	¥ 28,787